Offerings - Offering: 1	Oct. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	92,000,000
Proposed Maximum Offering Price per Unit	12.50
Maximum Aggregate Offering Price	$ 1,150,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 100,050.00
Offering Note	1a. The amount of shares registered represents 92,000,000 shares (inclusive of the 30-day option for the underwriters to purchase up to an additional 12,000,000 shares) of Class A common stock, $0.0001 par value per share ("Class A common stock"), of Crescent Energy Company that will be offered for sale pursuant to the final prospectus to which this exhibit is attached. 1b. The proposed maximum aggregate offering price has been calculated based on 92,000,000 shares of Class A common stock multiplied by $12.50 per share, the public offering price. 1c. The registration fee has been calculated in accordance with Rules 457(r) and 456(b) of the Securities Act of 1933, as amended. This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's registration statement on Form S-3ASR filed with the U.S. Securities and Exchange Commission on October 8, 2026 (File No. 333-299357).